Instruments eligible as capital (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial liabilities at fair value through profit or loss
Instruments eligible as capital	$ 3,988	$ 11,507
Total	$ 3,988	$ 11,507